Summary of Significant Accounting Policies (Narrative) (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	May. 12, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Significant Accounting Policies Additional Information [Line Items]
Allowance for doubtful accounts receivable		$ 40,600		$ 40,600		$ 12,200	$ 24,600
Preferred Stock Dividends, Income Statement Impact		$ 239,389	$ 95,304	$ 687,267	$ 194,901	$ 305,328	0
Maturity Period Of Highly Liquid Investments				90 days		90 days
Cash, FDIC Insured Amount						$ 250,000
Stockholders' Equity, Reverse Stock Split	1-for-12
Cash						1,300,000	$ 159,000
Research and Development Asset Acquired Other than Through Business Combination, Written-off				$ 98,100
Preferred Stock [Member]
Significant Accounting Policies Additional Information [Line Items]
Preferred Stock Dividends, Income Statement Impact				992,600		$ 305,300
Cryogenic Shippers [Member] | Property, Plant and Equipment [Member]
Significant Accounting Policies Additional Information [Line Items]
Concentration risk, percentage						90.00%	89.00%
Foreign Customers [Member]
Significant Accounting Policies Additional Information [Line Items]
Revenues				$ 631,400	$ 418,800	$ 617,200	$ 434,000
Accounts Receivable [Member] | Customer One [Member]
Significant Accounting Policies Additional Information [Line Items]
Concentration risk, percentage				10.40%		14.60%	30.60%
Sales Revenue, Net [Member] | Customer One [Member]
Significant Accounting Policies Additional Information [Line Items]
Concentration risk, percentage				14.50%	25.00%	22.70%	30.80%
Sales Revenue, Net [Member] | Foreign Customers [Member]
Significant Accounting Policies Additional Information [Line Items]
Concentration risk, percentage				14.60%	15.30%	15.70%	16.30%